Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

2024 Reverse Stock Split

On April 25, 2024, the Company effected a reverse stock split of its common stock at a ratio of 1-for-10 (the “2024 Reverse Split”). Upon the effectiveness of the 2024 Reverse Split, every 10 issued shares of common stock were reclassified and combined into one share of common stock. In addition, the number of shares of common stock issuable upon the exercise of the Company’s equity awards, convertible securities and warrants was proportionally decreased, and the corresponding conversion price or exercise price was proportionally increased. No fractional shares were issued as a result of the 2024 Reverse Split. See Note 1 – Business Organization, Nature of Operations and Basis of Presentation for additional details.

Note 10 – Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements, except as discussed below.

License Agreements

On January 30, 2024, the Company paid $500,000 of cash to L&F, thus meeting the conditions of Waiver B (see Note 8 – Commitments and Contingencies – License Agreements).

Common Stock

On January 2, 2024, the Company entered into a marketing agreement with a vendor in which the Company issued an aggregate of 9,000 shares of common stock in exchange for marketing services. The $79,200 fair value of the common stock was established as a prepaid expense and the Company will recognize the expense over the term of the contract.

Stock Warrants

Subsequent to December 31, 2023, investors of the December 2023 Offering exercised warrants to purchase 213,800 shares of common stock at an exercise price of $12.50 per share for total proceeds of $2,672,500.

Between January 17 and February 23, 2024, a December 2023 Offering investor exercised 131,500 pre-funded warrants on a cashless basis to purchase 131,481 shares of common stock at an exercise price of $0.001 per share.

Successor 2022 Omnibus Equity Incentive Plan

On January 1, 2024, the total number of shares under the Successor 2022 Omnibus Equity Incentive Plan automatically increased to 31,790.